Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Operating Segments [Abstract]
Operating Segments

Note 8. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended September 30,
	2014	2013
Contract/Grant Revenue
Vaccines/BioDefense	$2,729,854	$264,920
BioTherapeutics	57,855	47,571
Total	$2,787,709	$312,491

Income (Loss) from Operations
Vaccines/BioDefense	$545,728	$(419,929)
BioTherapeutics	(4,855,765)	(1,080,436)
Corporate	(831,341)	(360,297)
Total	$(5,141,378)	$(1,860,662)

Amortization and Depreciation Expense
Vaccines/BioDefense	$9,922	$28,316
BioTherapeutics	49,985	29,233
Corporate	1,561	551
Total	$61,468	$58,100

Other Income /(Expense), Net
Corporate	$791,823	$(4,699,194)

Stock-Based Compensation
Vaccines/BioDefense	$17,224	$39,493
BioTherapeutics	33,118	158,142
Corporate	110,653	209,256
Total	$160,995	$406,891

	Nine Months Ended September 30,
	2014	2013
Revenues, Principally from Grants
Vaccines/BioDefense	$4,928,284	$1,683,265
BioTherapeutics	188,270	161,858
Total	$5,116,554	$1,845,123

Income (Loss) from Operations
Vaccines/BioDefense	$949,032	$(1,983,396)
BioTherapeutics	(6,541,832)	(2,068,703)
Corporate	(2,834,318)	(1,652,344)
Total	$(8,427,118)	$(5,704,443)

Amortization and Depreciation Expense
Vaccines/BioDefense	$29,666	$83,951
BioTherapeutics	148,995	86,303
Corporate	5,299	1,412
Total	$183,960	$171,666

Other Income /(Expense), Net
Corporate	$(202,662)	$(5,347,984)

Stock-Based Compensation
Vaccines/BioDefense	$38,124	$61,742
BioTherapeutics	142,374	205,083
Corporate	278,416	304,346
Total	$458,914	$571,171

	As of September 30, 2014	As of December 31, 2013

Identifiable Assets
Vaccines/BioDefense	$1,566,050	$1,870,414
BioTherapeutics	265,939	386,721
Corporate	4,440,953	6,008,320
Total	$6,272,942	$8,265,455

Note 10. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Year Ended December 31,
	2013	2012
Revenues
Vaccines/BioDefense	$3,003,822	$2,919,677
BioTherapeutics	220,330	224,943
Total	$3,224,152	$3,144,620

Loss from Operations
Vaccines/BioDefense	$(1,666,130)	$(33,636)
BioTherapeutics	(3,069,998)	(2,203,721)
Corporate	(2,420,414)	(2,453,311)
Total	$(7,156,542)	$(4,690,668)

Amortization and Depreciation Expense
Vaccines/BioDefense	$37,981	$38,589
BioTherapeutics	190,033	190,003
Corporate	2,057	2,038
Total	$230,071	$230,630

Interest Income
Corporate	$1,960	$6,202

Stock-Based Compensation
Vaccines/BioDefense	$80,432	$44,484
BioTherapeutics	250,431	84,020
Corporate	472,197	333,666
Total	$803,060	$462,170

	As of December 31,
	2013	2012

Identifiable Assets
Vaccines/BioDefense	$1,870,414	$628,494
BioTherapeutics	386,721	566,111
Corporate	6,008,320	3,510,499
Total	$8,265,455	$4,705,104